Victory Pioneer Core Equity Fund
(formerly, Pioneer Core Equity Fund)
Schedule of Investments | March 31, 2025

Schedule of Investments  |  3/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.9% of Net Assets
	Banks — 6.4%
1,465,686	Bank of America Corp.	$ 61,163,077
3,497,588	Huntington Bancshares, Inc.	52,498,796
	Total Banks	$113,661,873

	Beverages — 3.1%
761,581	Coca-Cola Co.	$ 54,544,431
	Total Beverages	$54,544,431

	Biotechnology — 1.9%
39,450(a)	Alnylam Pharmaceuticals, Inc.	$ 10,652,289
209,072	Gilead Sciences, Inc.	23,426,518
	Total Biotechnology	$34,078,807

	Broadline Retail — 5.9%
551,491(a)	Amazon.com, Inc.	$ 104,926,678
	Total Broadline Retail	$104,926,678

	Building Products — 0.9%
59,359(a)	Builders FirstSource, Inc.	$ 7,416,313
140,227	Fortune Brands Innovations, Inc.	8,537,020
	Total Building Products	$15,953,333

	Capital Markets — 3.4%
682,980	State Street Corp.	$ 61,147,199
	Total Capital Markets	$61,147,199

	Chemicals — 2.4%
146,824	Air Products and Chemicals, Inc.	$ 43,301,334
	Total Chemicals	$43,301,334

	Communications Equipment — 4.8%
1,369,425	Cisco Systems, Inc.	$ 84,507,217
	Total Communications Equipment	$84,507,217

	Consumer Staples Distribution & Retail — 1.4%
339,997	Sysco Corp.	$ 25,513,375
	Total Consumer Staples Distribution & Retail	$25,513,375

	Electrical Equipment — 2.6%
122,621	Rockwell Automation, Inc.	$ 31,682,814
205,303	Vertiv Holdings Co., Class A	14,822,877
	Total Electrical Equipment	$46,505,691

1Victory Pioneer Core Equity Fund | 3/31/25

Shares		Value
	Electronic Equipment, Instruments & Components — 3.2%
380,137(a)	Keysight Technologies, Inc.	$ 56,933,118
	Total Electronic Equipment, Instruments & Components	$56,933,118

	Entertainment — 1.7%
307,978	Walt Disney Co.	$ 30,397,429
	Total Entertainment	$30,397,429

	Financial Services — 5.8%
179,428(a)	Fiserv, Inc.	$ 39,623,085
356,514(a)	PayPal Holdings, Inc.	23,262,539
115,142	Visa, Inc., Class A	40,352,665
	Total Financial Services	$103,238,289

	Ground Transportation — 4.6%
389,557(a)	Uber Technologies, Inc.	$ 28,383,123
223,356	Union Pacific Corp.	52,765,621
	Total Ground Transportation	$81,148,744

	Health Care Equipment & Supplies — 2.0%
151,906	Becton Dickinson & Co.	$ 34,795,588
	Total Health Care Equipment & Supplies	$34,795,588

	Industrial REITs — 1.2%
182,240	Prologis, Inc.	$ 20,372,610
	Total Industrial REITs	$20,372,610

	Interactive Media & Services — 7.8%
723,429	Alphabet, Inc., Class A	$ 111,871,060
44,963	Meta Platforms, Inc., Class A	25,914,875
	Total Interactive Media & Services	$137,785,935

	IT Services — 5.3%
375,701	International Business Machines Corp.	$ 93,421,811
	Total IT Services	$93,421,811

	Machinery — 3.0%
53,528	Deere & Co.	$ 25,123,367
186,882(a)	Middleby Corp.	28,402,326
	Total Machinery	$53,525,693

	Multi-Utilities — 3.1%
726,456	CMS Energy Corp.	$ 54,564,110
	Total Multi-Utilities	$54,564,110

	Oil, Gas & Consumable Fuels — 3.9%
510,464(a)	Antero Resources Corp.	$ 20,643,164
Victory Pioneer Core Equity Fund | 3/31/252

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
171,384	EOG Resources, Inc.	$ 21,978,284
501,954	EQT Corp.	26,819,402
	Total Oil, Gas & Consumable Fuels	$69,440,850

	Pharmaceuticals — 7.3%
65,087	Eli Lilly & Co.	$ 53,756,004
332,251	Johnson & Johnson	55,100,506
126,285	Zoetis, Inc.	20,792,825
	Total Pharmaceuticals	$129,649,335

	Semiconductors & Semiconductor Equipment — 8.2%
492,420(a)	Advanced Micro Devices, Inc.	$ 50,591,231
39,607	ASML Holding NV	26,244,786
718,755	Microchip Technology, Inc.	34,794,930
311,537	NVIDIA Corp.	33,764,380
	Total Semiconductors & Semiconductor Equipment	$145,395,327

	Software — 7.2%
245,509	Microsoft Corp.	$ 92,161,624
132,965	Salesforce, Inc.	35,682,487
	Total Software	$127,844,111

	Technology Hardware, Storage & Peripherals — 1.6%
639,178(a)	Pure Storage, Inc., Class A	$ 28,296,410
	Total Technology Hardware, Storage & Peripherals	$28,296,410

	Textiles, Apparel & Luxury Goods — 1.2%
75,251(a)	Lululemon Athletica, Inc.	$ 21,300,548
	Total Textiles, Apparel & Luxury Goods	$21,300,548

	Total Common Stocks (Cost $1,419,839,787)	$1,772,249,846

3Victory Pioneer Core Equity Fund | 3/31/25

Shares		Value

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
3,459,244(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 3,459,244
		$3,459,244

	TOTAL SHORT TERM INVESTMENTS (Cost $3,459,244)	$3,459,244

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $1,423,299,031)	$1,775,709,090
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(927,403)
	net assets — 100.0%	$1,774,781,687

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,772,249,846	$—	$—	$1,772,249,846
Open-End Fund	3,459,244	—	—	3,459,244
Total Investments in Securities	$1,775,709,090	$—	$—	$1,775,709,090
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Core Equity Fund | 3/31/254